Equity - Summary of Movements of Shares in Share Trust (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movements Of Shares In Share Trust [Roll Forward]
Exercise of share options	$ 0	$ 0
Mesoblast Employee Share Trust
Movements Of Shares In Share Trust [Roll Forward]
Opening balance (in shares)	32,389	542,903
Opening balance	$ 0	$ 0
Transfer to employee share trust, (in shares)	10,335,000	7,200,000
Transfer to employee share trust	$ 0	$ 0
Exercise of share options (in shares)	(8,580,150)	(6,163,404)
Exercise of share options	$ 0	$ 0
Ending balance (in shares)	1,787,239	1,579,499
Ending balance	$ 0	$ 0